Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal	$ 941,661	$ 1,166,301
Less: unamortized discount and debt issuance costs	(8,645)	(1,696)
Total debt	933,016	1,164,605
Less: current portion	(171,019)	(174,047)
Non-current portion of long-term debt	761,997	990,558
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal	475,466	635,330
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total principal	$ 466,195	$ 530,971